Note Fair value of financial instruments (Carrying or notional amounts and estimated fair values for financial instruments) (Detail) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Financial Assets:
Cash And Due From Banks		$ 362,394		$ 363,674
Money market investments		2,890,217		2,180,092
Trading account securities, excluding derivatives		59,805		71,659
Available For Sale Securities		8,209,806	[1]	6,062,992	[2]
Investment securities held-to-maturity, at amortized cost		98,101	[3]	100,903	[4]
Held To Maturity Securities Fair Value		75,576	[3]	82,889	[4]
Other investment securities
FDIC loss-share asset		69,334		310,221
Mortgage servicing rights		196,889		211,405		$ 148,694
Derivatives		14,085		16,959
Deposits
Time deposits		7,709,542		8,165,368
Total deposits		30,496,224		27,209,723
Federal funds purchased and assets sold under agreements to repurchase		479,425		762,145
Notes payable:
Others		18,071		19,008
Notes Payable		1,574,852		1,662,508
Carrying amount
Financial Assets:
Cash And Due From Banks		362,394		363,674
Money market investments		2,890,217		2,180,092
Trading account securities, excluding derivatives	[5]	59,796		71,659
Available For Sale Securities	[5]	8,209,806		6,062,992
Investment securities held-to-maturity, at amortized cost		98,101		100,903
Other investment securities
FHLB Stock		58,033		59,387
FRB stock		94,672		97,740
Trust preferred securities fair value		13,198		13,198
Other investments		1,915		1,923
Total other investment securities		167,818		172,248
Loans held-for-sale		88,821		137,000
Loans covered under loss sharing agreements with the FDIC		542,528		611,939
FDIC loss-share asset		69,334		310,221
Mortgage servicing rights		196,889		211,405
Derivatives		14,094		16,959
Deposits
Demand deposits		22,786,682		19,044,355
Time deposits		7,709,542		8,165,368
Total deposits		30,496,224		27,209,723
Federal funds purchased and assets sold under agreements to repurchase		479,425		762,145
Other short-term borrowings	[6]	1,200		1,200
Notes payable:
Advances with the FHLB		672,670		761,501
Senior Long Term Notes		444,788		442,704
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust		439,323		439,295
Others		18,071		19,008
Notes Payable		1,574,852		1,662,508
Derivatives		12,842		14,343
Contingent consideration		153,158		120,380
Fair Value
Financial Assets:
Cash And Cash Equivalents Fair Value Disclosure		362,394		363,674
Money Market Investments Fair Value		2,890,217		2,180,092
Trading account securities, excluding derivatives		59,796		71,659
Available For Sale Securities		8,209,806		6,062,992
Held To Maturity Securities Fair Value		75,576		82,889
Other investment securities
FHLB Stock		58,033		59,387
FRB stock		94,672		97,740
Trust preferred securities		13,198		13,198
Other investments		4,987		4,966
Total other investment securities		170,890		175,291
Loans held-for-sale		90,013		139,395
F D I C Indemnification Asset Fair Value Portion		63,187		313,224
Mortgage servicing rights		196,889		211,405
Derivatives		14,094		16,959
Deposits
Demand deposits		22,786,682		19,044,355
Time deposits		7,708,724		8,134,029
Deposits		30,495,406		27,178,384
Federal funds purchased and assets sold under agreements to repurchase		479,439		764,599
Other short-term borrowings		1,200		1,200
Notes payable:
FHLB advances		671,872		780,411
Unsecured senior debt securities		466,263		435,186
Junior subordinated deferrable interest debentures		399,370		352,673
Others		18,071		19,008
Notes payable		1,555,576		1,587,278
Derivatives		12,842		14,343
Contingent consideration		153,158		120,380
Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Available For Sale Securities		22,771		22,359
Investment securities held-to-maturity, at amortized cost		96,027		98,817
Held To Maturity Securities Fair Value		73,540		80,815
Obligations of Puerto Rico, States and political subdivisions | Carrying amount
Financial Assets:
Investment securities held-to-maturity, at amortized cost		96,027		98,817
Obligations of Puerto Rico, States and political subdivisions | Fair Value
Financial Assets:
Held To Maturity Securities Fair Value		73,540		80,815
Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Available For Sale Securities		1,221,526		1,560,837
Investment securities held-to-maturity, at amortized cost		74		86
Held To Maturity Securities Fair Value		78		91
Collateralized Mortgage Obligations - Federal agencies | Carrying amount
Financial Assets:
Investment securities held-to-maturity, at amortized cost		74		86
Collateralized Mortgage Obligations - Federal agencies | Fair Value
Financial Assets:
Held To Maturity Securities Fair Value		78		91
Other
Financial Assets:
Available For Sale Securities		9,585		10,233
Investment securities held-to-maturity, at amortized cost		2,000		2,000
Held To Maturity Securities Fair Value		1,958		1,983
Other | Carrying amount
Financial Assets:
Investment securities held-to-maturity, at amortized cost		2,000		2,000
Other | Fair Value
Financial Assets:
Held To Maturity Securities Fair Value		1,958		1,983
Level 1
Financial Assets:
Cash And Cash Equivalents Fair Value Disclosure		362,394		363,674
Money Market Investments Fair Value		2,854,777		2,083,839
Trading account securities, excluding derivatives	[5]	0		0
Available For Sale Securities	[5]	0		276
Held To Maturity Securities Fair Value		0		0
Other investment securities
FHLB Stock		0		0
FRB stock		0		0
Trust preferred securities		0		0
Other investments		0		0
Total other investment securities		0		0
Loans held-for-sale		0		0
F D I C Indemnification Asset Fair Value Portion		0		0
Mortgage servicing rights		0		0
Derivatives		0		0
Deposits
Demand deposits		0		0
Time deposits		0		0
Deposits		0		0
Federal funds purchased and assets sold under agreements to repurchase		0		0
Other short-term borrowings	[6]	0		0
Notes payable:
FHLB advances		0		0
Unsecured senior debt securities		0		0
Junior subordinated deferrable interest debentures		0		0
Others		0		0
Notes payable		0		0
Derivatives		0		0
Contingent consideration		0		0
Level 1 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Held To Maturity Securities Fair Value		0		0
Level 1 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Held To Maturity Securities Fair Value		0		0
Level 1 | Other
Financial Assets:
Held To Maturity Securities Fair Value		0		0
Level 2
Financial Assets:
Cash And Cash Equivalents Fair Value Disclosure		0		0
Money Market Investments Fair Value		35,440		96,253
Trading account securities, excluding derivatives	[5]	53,118		62,687
Available For Sale Securities	[5]	8,208,414		6,061,282
Held To Maturity Securities Fair Value		1,738		1,740
Other investment securities
FHLB Stock		58,033		59,387
FRB stock		94,672		97,740
Trust preferred securities		13,198		13,198
Other investments		0		0
Total other investment securities		165,903		170,325
Loans held-for-sale		504		1,364
F D I C Indemnification Asset Fair Value Portion		0		0
Mortgage servicing rights		0		0
Derivatives		14,094		16,959
Deposits
Demand deposits		22,786,682		19,044,355
Time deposits		7,708,724		8,134,029
Deposits		30,495,406		27,178,384
Federal funds purchased and assets sold under agreements to repurchase		479,439		764,599
Other short-term borrowings	[6]	1,200		1,200
Notes payable:
FHLB advances		671,872		780,411
Unsecured senior debt securities		466,263		435,186
Junior subordinated deferrable interest debentures		399,370		352,673
Others		0		0
Notes payable		1,537,505		1,568,270
Derivatives		12,842		14,343
Contingent consideration		0		0
Level 2 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Held To Maturity Securities Fair Value		0		0
Level 2 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Held To Maturity Securities Fair Value		0		0
Level 2 | Other
Financial Assets:
Held To Maturity Securities Fair Value		1,738		1,740
Level 3
Financial Assets:
Cash And Cash Equivalents Fair Value Disclosure		0		0
Money Market Investments Fair Value		0		0
Trading account securities, excluding derivatives	[5]	6,678		8,972
Available For Sale Securities	[5]	1,392		1,434
Held To Maturity Securities Fair Value		73,838		81,149
Other investment securities
FHLB Stock		0		0
FRB stock		0		0
Trust preferred securities		0		0
Other investments		4,987		4,966
Total other investment securities		4,987		4,966
Loans held-for-sale		89,509		138,031
F D I C Indemnification Asset Fair Value Portion		63,187		313,224
Mortgage servicing rights		196,889		211,405
Derivatives		0		0
Deposits
Demand deposits		0		0
Time deposits		0		0
Deposits		0		0
Federal funds purchased and assets sold under agreements to repurchase		0		0
Other short-term borrowings	[6]	0		0
Notes payable:
FHLB advances		0		0
Unsecured senior debt securities		0		0
Junior subordinated deferrable interest debentures		0		0
Others		18,071		19,008
Notes payable		18,071		19,008
Derivatives		0		0
Contingent consideration		153,158		120,380
Level 3 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Held To Maturity Securities Fair Value		73,540		80,815
Level 3 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Held To Maturity Securities Fair Value		78		91
Level 3 | Other
Financial Assets:
Held To Maturity Securities Fair Value		220		243
Non-covered loans | Carrying amount
Other investment securities
Loans held in portfolio, net		22,263,446		21,843,180
Non-covered loans | Fair Value
Other investment securities
Loans Receivable, Fair Value Disclosure		20,578,904		20,849,150
Non-covered loans | Level 1
Other investment securities
Loans Receivable, Fair Value Disclosure		0		0
Non-covered loans | Level 2
Other investment securities
Loans Receivable, Fair Value Disclosure		0		0
Non-covered loans | Level 3
Other investment securities
Loans Receivable, Fair Value Disclosure		20,578,904		20,849,150
Covered loans | Fair Value
Other investment securities
Loans Receivable, Fair Value Disclosure		515,808		593,002
Covered loans | Level 1
Other investment securities
Loans Receivable, Fair Value Disclosure		0		0
Covered loans | Level 2
Other investment securities
Loans Receivable, Fair Value Disclosure		0		0
Covered loans | Level 3
Other investment securities
Loans Receivable, Fair Value Disclosure		$ 515,808		$ 593,002

[1]
Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

[2]
Includes $2.4 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $1.5 billion serve as collateral for public funds.

[3]	Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[4]	Includes $57.2 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[5]	Refer to Note 32 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.
[6]	Refer to Note 21 to the consolidated financial statements for the composition of other short-term borrowings.